Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 08, 2021
Fair Value Measurements (Details) [Line Items]
Over allotment liability		$ 297,073
Class A Ordinary Shares [Member]
Fair Value Measurements (Details) [Line Items]
Public warrant description	The Company allocated the proceeds received from the sale of Units (which is inclusive of one share of Class A ordinary share and one-half of one Public Warrant), first to the Public Warrants and over-allotment liability based on their fair values as determined at initial measurement, with the remaining proceeds allocated to the Class A ordinary share subject to possible redemption (temporary equity) based on their fair values at the initial measurement date.